SHARE CAPITAL - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			32 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Jun. 20, 2023	Nov. 30, 2022	May 31, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Line Items]
Share repurchase program, authorized (in shares)										30,000,000
Share repurchase program, authorized amount					$ 10	$ 10	$ 10		$ 10,000
Share repurchase program, authorized amount, cumulative					$ 40
Issue of ordinary shares (in shares)	31,627
Treasury stock acquired, average cost per share (in usd per share)	$ 9.06	$ 9.74	$ 8.95	$ 9.12
Purchase of treasury shares	$ 26,891	$ 2,759	$ 348	$ 29,998
Share repurchases payable	$ 0	$ 187		$ 0
Number of shares issued (in shares)	34,762,899	37,222,549	36,431,633	34,762,899				4,887,500			33,806,422
Public offering price (in dollars per share)								$ 9.25
Total general and administrative expenses	$ 27,645	$ 24,291	$ 19,519
Secondary Offering Related Costs, Including Employee Bonuses
Disclosure Of Classes Of Share Capital [Line Items]
Total general and administrative expenses		$ 934
Treasury shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares (in shares)	2,966,547	283,410	38,708	3,288,665
Purchase of treasury shares	$ 26,891	$ 2,759	$ 348